Reconciliation of Basic and Diluted Shares Used in Computing Earnings Per Equity Share - Additional Information (Details) - Options	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Number of options with anti-dilutive effect	119,711	9,960	0